Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	58,659,782	61,878,429	59,728,608	61,863,332
Effect of dilutive share options outstanding	1,710,115	1,564,178	2,057,241	1,570,928
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	60,369,898	63,442,607	61,785,849	63,434,260